Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
October 31, 2023
VTF-NPRT1-1223
1.9897887.103
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Media - 3.5%
Comcast Corp. Class A	93,186	3,847,650
CONSUMER DISCRETIONARY - 2.8%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	47,498	1,949,793
Specialty Retail - 1.0%
Ross Stores, Inc.	10,026	1,162,715
TOTAL CONSUMER DISCRETIONARY		3,112,508
CONSUMER STAPLES - 13.0%
Beverages - 2.9%
Coca-Cola European Partners PLC	14,818	867,001
Keurig Dr. Pepper, Inc.	29,773	903,015
The Coca-Cola Co.	24,930	1,408,296
		3,178,312
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	10,265	699,252
U.S. Foods Holding Corp. (a)	26,279	1,023,304
		1,722,556
Food Products - 3.2%
Lamb Weston Holdings, Inc.	5,226	469,295
Mondelez International, Inc.	36,213	2,397,663
Tyson Foods, Inc. Class A	14,722	682,365
		3,549,323
Household Products - 2.2%
Procter & Gamble Co.	11,969	1,795,709
The Clorox Co.	5,167	608,156
		2,403,865
Personal Care Products - 3.1%
Haleon PLC ADR	105,027	849,668
Kenvue, Inc.	104,926	1,951,624
Unilever PLC sponsored ADR	13,992	662,521
		3,463,813
TOTAL CONSUMER STAPLES		14,317,869
ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Antero Resources Corp. (a)	17,169	505,455
ConocoPhillips Co.	1,309	155,509
Equinor ASA sponsored ADR	27,818	928,287
Exxon Mobil Corp.	50,631	5,359,289
Occidental Petroleum Corp.	14,791	914,232
Ovintiv, Inc.	17,118	821,664
Shell PLC ADR	16,448	1,071,423
		9,755,859
FINANCIALS - 22.9%
Banks - 9.9%
Bank of America Corp.	91,356	2,406,317
Cullen/Frost Bankers, Inc.	2,375	216,101
JPMorgan Chase & Co.	24,703	3,435,199
M&T Bank Corp.	9,731	1,097,170
PNC Financial Services Group, Inc.	8,881	1,016,608
U.S. Bancorp	26,291	838,157
Wells Fargo & Co.	48,545	1,930,635
		10,940,187
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	5,367	658,853
BlackRock, Inc. Class A	2,876	1,760,917
Invesco Ltd.	15,288	198,285
Northern Trust Corp.	8,547	563,333
		3,181,388
Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	15,554	5,309,047
Insurance - 5.3%
Chubb Ltd.	8,623	1,850,668
The Travelers Companies, Inc.	15,877	2,658,445
Willis Towers Watson PLC	5,533	1,305,179
		5,814,292
TOTAL FINANCIALS		25,244,914
HEALTH CARE - 19.9%
Health Care Providers & Services - 12.6%
Centene Corp. (a)	41,381	2,854,461
Cigna Group	11,258	3,480,974
CVS Health Corp.	23,501	1,621,804
Elevance Health, Inc.	3,939	1,772,905
Humana, Inc.	3,553	1,860,671
UnitedHealth Group, Inc.	4,355	2,332,364
		13,923,179
Pharmaceuticals - 7.3%
AstraZeneca PLC sponsored ADR	28,749	1,817,799
Bristol-Myers Squibb Co.	43,769	2,255,417
Johnson & Johnson	13,559	2,011,342
Sanofi SA sponsored ADR	43,095	1,950,049
		8,034,607
TOTAL HEALTH CARE		21,957,786
INDUSTRIALS - 7.1%
Aerospace & Defense - 3.7%
L3Harris Technologies, Inc.	5,321	954,641
Lockheed Martin Corp.	2,559	1,163,424
Northrop Grumman Corp.	4,179	1,970,106
		4,088,171
Electrical Equipment - 1.2%
Eaton Corp. PLC	1,895	393,989
Regal Rexnord Corp.	7,522	890,680
		1,284,669
Machinery - 1.6%
Deere & Co.	2,356	860,788
Oshkosh Corp.	1,550	135,982
Pentair PLC	13,268	771,136
		1,767,906
Professional Services - 0.6%
Maximus, Inc.	9,028	674,572
TOTAL INDUSTRIALS		7,815,318
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 2.5%
Cisco Systems, Inc.	53,841	2,806,731
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	1,681	198,106
IT Services - 2.4%
Amdocs Ltd.	17,456	1,399,273
Cognizant Technology Solutions Corp. Class A	18,903	1,218,676
		2,617,949
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.	249	209,501
Micron Technology, Inc.	11,397	762,117
NXP Semiconductors NV	1,185	204,330
		1,175,948
Software - 1.1%
Gen Digital, Inc.	44,595	742,953
Open Text Corp.	14,964	499,798
		1,242,751
TOTAL INFORMATION TECHNOLOGY		8,041,485
MATERIALS - 1.8%
Chemicals - 1.5%
DuPont de Nemours, Inc.	22,100	1,610,648
Metals & Mining - 0.3%
Newmont Corp.	8,369	313,586
TOTAL MATERIALS		1,924,234
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	8,444	585,507
UTILITIES - 9.9%
Electric Utilities - 7.1%
Constellation Energy Corp.	11,960	1,350,523
Edison International	22,519	1,420,048
Evergy, Inc.	9,824	482,751
NextEra Energy, Inc.	10,035	585,041
PG&E Corp. (a)	164,749	2,685,409
Southern Co.	19,183	1,291,016
		7,814,788
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	35,701	531,945
Multi-Utilities - 2.3%
Dominion Energy, Inc.	25,065	1,010,621
National Grid PLC sponsored ADR	8,917	536,358
Sempra	14,355	1,005,281
		2,552,260
TOTAL UTILITIES		10,898,993
TOTAL COMMON STOCKS (Cost $106,093,879)		107,502,123

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $106,093,879)	107,502,123
NET OTHER ASSETS (LIABILITIES) - 2.4%	2,639,027
NET ASSETS - 100.0%	110,141,150

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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